Related Party Transactions	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

15. RELATED PARTY TRANSACTIONS

Related party balances with BIHL and consolidated subsidiaries

The Company has various related party transactions with FGRBPL, its parent, BIHL and BIHL’s condensed consolidated subsidiaries. These transactions primarily relate to mine maintenance services provided by FGRBPL to BGBPL in connection with the TSA. In order to fund these transactions, at times, money is advanced to a BIHL condensed consolidated entity, thereby creating a due from/due to balance. BIHL through its subsidiaries carry out the business activities of the mine and the amounts advanced are used to fund these activities. The break-out of this net balance due as of June 30, 2025 and December 31, 2024 by BIHL condensed consolidated entity is as follows:

	As of June 30,	As of December 31,
Legal entity name	2025	2024
	(due to)/due from	(due to)/due from
FGR-BPL	$(4,386,253)	$(3,887,334)
Future Global Resources Limited (“FGR”)	2,001,471	1,762,907
Blue International Holdings Limited (“BIHL”)	2,475,281	23,314
	$90,499	$(2,101,113)

On June 30, 2025, the Company was owed a net amount of $90,499 from BIHL and its condensed consolidated subsidiaries and included in accounts receivable – related parties on the condensed consolidated balance sheets. On December 31, 2024, the Company owed a net amount of $2,101,113 to BIHL and its condensed consolidated subsidiaries and included in accounts payable – related parties on the condensed consolidated balance sheets. The balance is due on demand. Interest is calculated on a monthly basis based on SOFR plus 1% on funds advanced as well as funds received. For the six months ended June 30, 2025, a net amount of related party interest expense of $17,126 was recorded in the statement of operations and remains accrued at June 30, 2025 and is included in accounts payable related party in the condensed consolidated Balance Sheet. For the six months ended June 30, 2025, the Company accrued expenses of $477,907 in connection with the TSA which has been included in plant maintenance costs in the condensed consolidated statement of operations.

Other Related party balances

Prior to the close of the Business Combination, the sponsor of PC4 and another affiliated company advanced the company funds to pay certain working capital costs. On June 25, 2025, BGL assumed $315,904 of these balances which is included in accounts payable- related party on the condensed consolidated balance sheets.

On June 25, 2025, BGHL owed BCMP $81,813 being the remaining balance outstanding from the consideration payable pursuant to the March 2025 Preferred Stock Purchase Agreement, which is included in accounts payable- related party on the condensed consolidated balance sheets.